Nature of Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Selling And Marketing Expenses Abstract
Personnel costs	$ 19,070	$ 13,402	$ 12,839
Depreciation and amortization	1,628	796	603
Professional fees	1,259	523	497
Marketing expenses	2,843	1,761	1,315
Travel expenses	789	340	260
Offices & facilities expenses	356	436	503
Clinical validation	0	0	377
Other expenses	637	486	358
Total selling and marketing expenses	$ 26,582	$ 17,744	$ 16,752